Segment Information	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Segment Information
21.	Segment Information

Canon operates its business in four segments: the Office Business Unit, the Imaging System Business Unit, the Medical System Business Unit, and the Industry and Others Business Unit, which are based on the organizational structure and information reviewed by Canon’s management to evaluate results and allocate resources.

Based on the realignment of Canon’s internal reporting and management structure, Canon newly established Medical System Business Unit effective at the beginning of the second quarter of 2017, and certain businesses included in Industry and Others Business Unit have been reclassified. Operating results for the year ended December 31, 2017 have been reclassified and for the years ended December 31, 2016 and 2015 were not restated since they were not material. Total assets for the year ended December 31, 2016 have been restated and for the year ended December 31, 2015 were not restated since they were not material.

The primary products included in each segment are as follows:

Office Business Unit:	Office multifunction devices (MFDs) / Laser multifunction printers (MFPs) / Laser printers / Digital production printing systems / High speed continuous feed printers / Wide-format printers / Document solutions

Imaging System Business Unit:	Interchangeable-lens digital cameras / Digital compact cameras / Digital camcorders / Digital cinema cameras / Interchangeable lenses / Compact photo printers /Inkjet printers / Large format inkjet printers / Commercial photo printers / Image scanners / Multimedia projectors / Broadcast equipment / Calculators

Medical System Business Unit:	Digital radiography systems / Diagnostic X-ray systems / Computed tomography / Magnetic resonance imaging / Diagnostic ultrasound systems / Clinical chemistry analyzers / Ophthalmic equipment

Industry and Others Business Unit:	Semiconductor lithography equipment / FPD (Flat panel display) lithography equipment/ Vacuum thin-film deposition equipment / Organic LED (OLED) panel manufacturing equipment / Die bonders / Micromotors / Network cameras / Handy terminals / Document scanners

The accounting policies of the segments are substantially the same as those described in the significant accounting policies in Note 1. Canon evaluates performance of, and allocates resources to, each segment based on operating profit.

Information about operating results and assets for each segment as of and for the years ended December 31, 2017, 2016 and 2015 is as follows:

	Office	Imaging System	Medical System	Industry and Others	Corporate and eliminations	Consolidated
	(Millions of yen)
2017:
Net sales:
External customers	1,863,688	1,135,584	434,985	645,758	—	4,080,015
Intersegment	2,240	604	1,202	85,946	(89,992)	—

Total	1,865,928	1,136,188	436,187	731,704	(89,992)	4,080,015
Operating cost and expenses	1,685,280	960,275	413,682	674,916	14,383	3,748,536

Operating profit	180,648	175,913	22,505	56,788	(104,375)	331,479

Total assets	962,006	387,088	238,824	360,271	3,250,102	5,198,291
Depreciation and amortization	74,377	41,695	5,212	37,705	102,892	261,881
Impairment losses on goodwill	33,912	—	—	—	—	33,912
Capital expenditures	47,653	28,508	8,963	15,736	80,529	181,389

2016:
Net sales:
External customers	1,804,862	1,094,291	—	502,334	—	3,401,487
Intersegment	2,957	998	—	82,326	(86,281)	—

Total	1,807,819	1,095,289	—	584,660	(86,281)	3,401,487
Operating cost and expenses	1,638,333	950,876	—	577,212	6,200	3,172,621

Operating profit	169,486	144,413	—	7,448	(92,481)	228,866

Total assets	961,749	391,661	204,755	340,455	3,239,909	5,138,529
Depreciation and amortization	78,319	47,386	—	41,053	83,338	250,096
Capital expenditures	72,189	25,564	—	29,346	81,280	208,379

2015:
Net sales:
External customers	2,108,246	1,262,667	—	429,358	—	3,800,271
Intersegment	2,570	1,168	—	95,293	(99,031)	—

Total	2,110,816	1,263,835	—	524,651	(99,031)	3,800,271
Operating cost and expenses	1,820,230	1,080,396	—	537,730	6,705	3,445,061

Operating profit	290,586	183,439	—	(13,079)	(105,736)	355,210

Total assets	1,020,758	452,283	—	332,252	2,622,480	4,427,773
Depreciation and amortization	86,206	52,070	—	45,064	89,987	273,327
Capital expenditures	73,819	38,337	—	24,241	106,733	243,130

Intersegment sales are recorded at the same prices used in transactions with third parties. Expenses not directly associated with specific segments are allocated based on the most reasonable measures applicable. Corporate expenses include certain corporate research and development expenses. Amortization costs of identified intangible assets resulting from the purchase price allocation of TMSC are also included in corporate expenses. Segment assets are based on those directly associated with each segment. Corporate assets primarily consist of cash and cash equivalents, investments, deferred tax assets, goodwill, identified intangible assets from acquisitions and corporate properties. Capital expenditures represent the additions to property, plant and equipment and intangible assets measured on an accrual basis.

Information about product sales to external customers by business unit for the years ended December 31, 2017, 2016 and 2015 is as follows:

	Years ended December 31
	2017	2016	2015
	(Millions of yen)
Office
Monochrome copiers	287,823	289,532	328,061
Color copiers	405,576	386,193	421,209
Printers	702,491	664,846	857,369
Others	467,798	464,291	501,607

Total	1,863,688	1,804,862	2,108,246
Imaging System
Cameras	702,598	666,868	782,623
Inkjet printers	333,721	329,066	362,663
Others	99,265	98,357	117,381

Total	1,135,584	1,094,291	1,262,667
Medical System
Diagnostic equipment	434,985	—	—

Industry and Others
Lithography equipment	193,113	121,090	123,887
Others	452,645	381,244	305,471

Total	645,758	502,334	429,358

Consolidated	4,080,015	3,401,487	3,800,271

Information by major geographic area as of and for the years ended December 31, 2017, 2016 and 2015 is as follows:

	2017	2016	2015
	(Millions of yen)
Net sales:
Japan	884,828	706,979	714,280
Americas	1,107,515	963,544	1,144,422
Europe	1,028,415	913,523	1,074,366
Asia and Oceania	1,059,257	817,441	867,203

Total	4,080,015	3,401,487	3,800,271

Long-lived assets:
Japan	1,081,522	1,163,374	937,716
Americas	141,937	147,129	150,105
Europe	174,889	166,734	183,451
Asia and Oceania	149,244	164,007	189,588

Total	1,547,592	1,641,244	1,460,860

Net sales are attributed to areas based on the location where the product is shipped to the customers. Other than in Japan and the United States, Canon does not conduct business in any individual country in which its sales in that country exceed 10% of consolidated net sales. Net sales in the United States were ¥1,022,305 million, ¥884,083 million and ¥1,047,838 million for the years ended December 31, 2017, 2016 and 2015, respectively.

Long-lived assets represent property, plant and equipment and intangible assets for each geographic area.